Other financial liabilities - Amounts Shown in Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other financial liabilities
Other financial liabilities	$ 300,808	$ 322,891
Total	300,808	322,891
Less deferred financing fees	(1,907)	(2,174)
Total other financial liabilities, net of deferred financing fees	298,901	320,717
Less current portion, net of deferred financing fees	(43,676)	(43,644)
Other financial liabilities, net of current portion and deferred financing fees	$ 255,225	$ 277,073